Revenues	6 Months Ended
Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenues
5. Revenues
Zegna generates revenues primarily from the sale of its products and services, as well as from royalties received from third parties and licensees. Revenues are recognized net of returns and discounts.
The following table provides a breakdown of revenues by product line:

	For the six months ended June 30,
(€ thousands)	2023	2022
Zegna branded products(1)	541,319	425,252
Thom Browne	206,951	185,166
Tom Ford Fashion	64,015	—
Textile	73,072	68,968
Third Party Brands	15,477	47,341
Other(2)	2,225	2,266
Total revenues	903,059	728,993
________________________________________
(1)Zegna branded products include apparel, bags, shoes and small and large leather goods, as well as licensed goods and royalties.
(2)Other mainly includes certain sales of products from previous seasons’ collections.

The following table provides a breakdown of revenues by sales channel:

	For the six months ended June 30,
(€ thousands)	2023	2022
Direct to Consumer (DTC)
Zegna branded products	465,710	361,850
Thom Browne	82,924	66,174
Tom Ford Fashion	34,751	—
Total Direct to Consumer (DTC)	583,385	428,024

Wholesale
Zegna branded products	75,609	63,402
Thom Browne	124,027	118,992
Tom Ford Fashion	29,264	—
Third Party Brands and Textile	88,549	116,309
Total Wholesale	317,449	298,703
Other(1)	2,225	2,266
Total revenues	903,059	728,993
________________________________________
(1)Other mainly includes certain sales of products from previous seasons’ collections.
The following table provides a breakdown of revenues by geographic area:

	For the six months ended June 30,
(€ thousands)	2023	2022
EMEA(1)	322,680	260,627
of which Italy	151,464	125,996
of which UK	28,823	23,544
of which UAE	31,906	21,745
North America(2)	174,376	135,275
of which United States	156,747	124,291
Latin America(3)	15,736	12,525
APAC(4)	389,025	318,825
of which Greater China Region	306,835	247,193
of which Japan	39,597	30,240
Other(5)	1,242	1,741
Total revenues	903,059	728,993
________________________________________
(1)EMEA includes Europe, the Middle East and Africa.
(2)North America includes the United States of America and Canada.
(3)Latin America includes Mexico, Brazil and other Central and South American countries.
(4)APAC includes the Greater China Region, Japan, South Korea, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.
(5)Other mainly includes royalties.

Revenues in the Netherlands, the Company’s country of domicile, amounted to €7,503 thousand and €4,234 thousand for the six months ended June 30, 2023 and 2022, respectively.